Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	CALVERT FUND
Central Index Key	0000701039
Amendment Flag	false
Document Creation Date	Mar. 07, 2017
Document Effective Date	Mar. 07, 2017
Prospectus Date	Feb. 01, 2017
Calvert Short Duration Income Fund | Class A
Risk/Return:
Trading Symbol	CSDAX
Calvert Short Duration Income Fund | Class C
Risk/Return:
Trading Symbol	CDICX
Calvert Short Duration Income Fund | Class I
Risk/Return:
Trading Symbol	CDSIX
Calvert Short Duration Income Fund | Class Y
Risk/Return:
Trading Symbol	CSDYX
Calvert Ultra-Short Income Fund | Class A
Risk/Return:
Trading Symbol	CULAX
Calvert Ultra-Short Income Fund | Class Y
Risk/Return:
Trading Symbol	CULYX
Calvert Ultra-Short Income Fund | Class I
Risk/Return:
Trading Symbol	CULIX